Loan, Net (Tables)	12 Months Ended
Dec. 31, 2025
Loans, Net [Abstract]
Schedule of Reconciliation of the Carrying Amount

The following tabular presentation reflects the reconciliation of the carrying amount of the IBI Loan during the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024

Opening balance	$250	$500
Amortization of discount relating to straight loan	26	31
Repayment of principal relating to straight loan	(290)	(292)
Exchange rate differences	14	11
Closing balance	$-	$250

Schedule of Maturity Dates of Outstanding Loans	Maturity dates of outstanding loans:
	As of December 31,
	2025	2024

First year (current maturities)	$-	$250
Closing balance	$-	$250